Consolidated Statement of Other Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [LineItems]
Net Income for the fiscal year	$ 587,675,141	$ 126,972,326	$ 138,749,520
Foreign currency translation differences from Financial Statements conversion	9,758,855	(2,238,986)	(4,648,591)
Foreign currency translation differences for the fiscal year	9,758,855	(2,238,986)	(4,648,591)
Profit or loss from financial instruments measured at fair value through other comprehensive income (FVOCI) (IFRS 9(4.1.2)(a))	30,612,527	(15,079,919)	12,076,621
Profit or loss for the fiscal year from financial instruments at fair value through other comprehensive income (FVOCI)	47,943,484	(9,596,362)	3,330,076
Reclassification to profit or loss	(569,043)	(13,104,724)	16,082,210
Income tax	(16,761,914)	7,621,167	(7,335,665)
Total other comprehensive income / (loss) that will be reclassified to profit or loss	40,371,382	(17,318,905)	7,428,030
Total other comprehensive income / (loss)	40,371,382	(17,318,905)	7,428,030
Total comprehensive income for the fiscal year	628,046,523	109,653,421	146,177,550
Total comprehensive income attributable to controlling interests	627,695,782	109,631,362	146,173,016
Total comprehensive income attributable to non-controlling interests	$ 350,741	$ 22,059	$ 4,534